Earnings per Share	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings per Share
EARNINGS PER SHARE
We compute basic earnings per share on the basis of the weighted average number of shares of common stock outstanding during the period. We compute diluted earnings per share on the basis of the weighted average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method. Dilutive potential common shares include outstanding stock options and restricted stock awards.
Potential common shares are required to be excluded from the computation of diluted earnings per share if the assumed proceeds upon exercise or vest, as defined by FASB ASC 718-10-25, are greater than the cost to re-acquire the same number of shares at the average market price, and therefore the effect would be anti-dilutive.
Components of basic and diluted earnings per share and excluded anti-dilutive potential common shares are as follows:

	Fiscal Year Ended September 30,
	2012	2011	2010
	(in thousands, except per share amounts)
Net income from continuing operations attributable to EZCORP, Inc.	$148,241	$123,717	$98,643
Loss from discontinued operations, net of tax	(4,533)	(1,558)	(1,349)
Net income attributable to EZCORP	143,708	122,159	97,294

Weighted average outstanding shares of common stock	50,877	49,917	49,033
Dilutive effect of stock options and restricted stock	256	452	543
Weighted average common stock and common stock equivalents	51,133	50,369	49,576

Basic earnings (loss) per share attributable to EZCORP, Inc.:
Continuing operations attributable to EZCORP, Inc.	$2.91	$2.48	$2.01
Discontinued operations	(0.09)	(0.03)	(0.03)
Basic earnings per share	$2.82	$2.45	$1.98

Diluted earnings (loss) per share attributable to EZCORP, Inc.:
Continuing operations attributable to EZCORP, Inc.	$2.90	$2.46	$1.99
Discontinued operations	(0.09)	(0.03)	(0.03)
Diluted earnings per share	$2.81	$2.43	$1.96

Potential common shares excluded from the calculation of diluted earnings per share	56	2	15